SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Cost, balance	$ 20,516,939
Cost, balance	15,918,759	$ 20,516,939
Accumulated impairment, balance	(3,643,422)
Charge for the year	(3,643,422)
Net book value	15,918,759	20,516,939
Timber concession and cutting rights [member]
IfrsStatementLineItems [Line Items]
Accumulated impairment, balance	(3,643,422)
Charge for the year	(3,643,422)
Net book value	15,897,103	20,488,637
Other intangible asset [member]
IfrsStatementLineItems [Line Items]
Accumulated impairment, balance
Charge for the year
Net book value	21,656	28,302
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Cost, balance	25,998,148	23,836,075
Additions		2,162,073
Cost, balance	25,998,148	25,998,148	23,836,075
Accumulated amortization, balance	(5,481,209)	(4,530,618)
Charge for the year	(954,598)	(950,624)
Accumulated amortization, balance	(6,435,967)	(5,481,209)	(4,530,618)
Gross carrying amount [member] | Timber concession and cutting rights [member]
IfrsStatementLineItems [Line Items]
Cost, balance	25,939,922	23,777,849
Additions		2,162,073
Cost, balance	25,939,922	25,939,922	23,777,849
Accumulated amortization, balance	(5,451,285)	(4,507,678)
Charge for the year	(948,112)	(943,607)
Accumulated amortization, balance	(6,399,397)	(5,451,285)	(4,507,678)
Gross carrying amount [member] | Other intangible asset [member]
IfrsStatementLineItems [Line Items]
Cost, balance	58,226	58,226
Additions
Cost, balance	58,226	58,226	58,226
Accumulated amortization, balance	(29,924)	(22,940)
Charge for the year	(6,486)	(7,017)
Accumulated amortization, balance	(36,570)	(29,924)	$ (22,940)
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Exchange difference	(160)	33
Accumulated depreciation and amortisation [member] | Timber concession and cutting rights [member]
IfrsStatementLineItems [Line Items]
Exchange difference
Accumulated depreciation and amortisation [member] | Other intangible asset [member]
IfrsStatementLineItems [Line Items]
Exchange difference	$ (160)	$ 33